PREFERRED LIMITED PARTNERS EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
PREFERRED LIMITED PARTNERS EQUITY

15. PREFERRED LIMITED PARTNERS’ EQUITY

Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred LP Units as follows:

			Earliest	Distributions declared
		Cumulative	permitted	for the year ended
(MILLIONS EXCEPT	Shares	distribution	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2017	2016	2017	2016
Series 5 (C$72)	2.89	5.59	Apr 30, 2018	$4	$3	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 31, 2021	8	7	128	128
Series 9 (C$200)	8.00	5.75	Jul 31, 2021	8	5	147	147
Series 11 (C$250)	10.00	5.00	Apr 30, 2022	8	-	187	-
	27.89			$28	$15	$511	$324

On February 14, 2017, Brookfield Renewable issued 10,000,000 Class A, Series 11 Preferred Limited Partnership Units (the “Series 11 Preferred Units”) at a price of C$25 per unit for gross proceeds of C$250 million ($190 million). The holders of the Series 11 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.0% for the initial period ending April 30, 2022. Thereafter, the distribution rate will be reset every five years at a rate equal to the greater of: (i) the 5-year Government of Canada bond yield plus 3.82%, and (ii) 5.00%.

The holders of Series 11 Preferred Units will have the right, at their option, to convert their Series 11 Preferred Units into Class A Preferred Limited Partnership Units, Series 12 (the “Series 12 Preferred Units”), subject to certain conditions, on April 30, 2022 and on April 30 every five years thereafter. The holders of Series 12 Preferred Units will be entitled to receive floating rate cumulative preferential cash distributions equal to the sum of the 90-day Canadian Treasury Bill Rate plus 3.82%.